UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F
                               Form 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended:   December 31, 2008
                                                        --------------------

        Check here if Amendment [  ]; Amendment Number:
                                                        --------------------

                        This Amendment (Check only one):

                             [ ] is a restatement.
                             [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Thomas W. Smith
          ----------------------------------------------------------------------
Address:  323 Railroad Avenue   Greenwich      CT              06830
          ----------------------------------------------------------------------
          (Street)              (City)         (State)         (Zip)

Form 13F File Number: 028-04481

      The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

      Name:    Thomas W. Smith
      Title:   Investment Manager
      Phone:   203-661-1200

Signature, Place, and Date of Signing:

         /s/ Thomas W. Smith
--------------------------------------------------------------------------------
[Signature]

         Greenwich, CT
--------------------------------------------------------------------------------
[City, State]

         February 17, 2009
--------------------------------------------------------------------------------
[Date]

Report Type (Check only one.):


[X] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings are in this report and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


                                 Report Summary:


         Number of Other Included Managers:        2
                                                   ---------

         Form 13F Information Table Entry Total:   31
                                                   ---------

         Form 13F Information Table Value Total:   $622,168 (thousands)
                                                   ---------

List of Other Included Managers:

No.     Form 13F File No.:                      Name:
01      028-10290                               Scott J. Vassalluzzo
02      028-13257                               Steven M. Fischer

FORM 13F INFORMATION TABLE

                                                            VALUE    SHARES/    SH/ PUT/  INVSTMT    OTHER        VOTING AUTHORITY
     NAME OF ISSUER            TITLE OF CLASS     CUSIP    (x$1000)  PRN AMT    PRN CALL  DSCRETN   MANAGERS   SOLE    SHARED   NONE
     --------------            --------------     -----    --------  -------    --- ----  -------   --------   ----    ------   ----
ACI WORLDWIDE, INC.                  COM        4498101      22320  1403761     SH         Other     01, 02  1403761
BLACKROCK CORPORATE HIGH YIELD
  FUND III, INC.                     COM        09255M104       65    17850     SH         Sole                17850
CEDAR FAIR LP                   DEPOSITRY UNIT  150185106      655    52250     SH         Sole                52250
COPART, INC.                         COM        217204106    12124   445908     SH         Sole               445908
COPART, INC.                         COM        217204106    84588  3110982     SH         Other     01, 02  3110982
CREDIT ACCEPTANCE CORP.              COM        225310101     4605   336155     SH         Sole               336155
CREDIT ACCEPTANCE CORP.              COM        225310101    55806  4073462     SH         Other     01, 02  4073462
DEALERTRACK HOLDINGS, INC.           COM        242309102    13704  1152532     SH         Other     01, 02  1152532
MARKET LEADER, INC.                  COM        44183Y102      145    85530     SH         Sole                85530
MARKET LEADER, INC.                  COM        44183Y102     1102   648431     SH         Other     01, 02   648431
IRON MOUNTAIN, INC.                  COM        462846106     4500   181961     SH         Sole               181961
IRON MOUNTAIN, INC.                  COM        462846106    70750  2860897     SH         Other     01, 02  2860897
LIFE TIME FITNESS, INC.              COM        53217R207     1747   134867     SH         Sole               134867
LIFE TIME FITNESS, INC.              COM        53217R207    12345   953250     SH         Other     01, 02   953250
MOBILE MINI, INC.                    COM        60740F105     4399   305079     SH         Sole               305079
MOBILE MINI, INC.                    COM        60740F105    30969  2147619     SH         Other     01, 02  2147619
PRE-PAID LEGAL SERVICES, INC.        COM        740065107     6462   173300     SH         Sole               173300
PRE-PAID LEGAL SERVICES, INC.        COM        740065107    67473  1809415     SH         Other     01, 02  1809415
SCP POOL CORPORATION                 COM        73278L105     3574   198908     SH         Sole               198908
SCP POOL CORPORATION                 COM        73278L105     2516   140000     SH         Other     01, 02   140000
SEI INVESTMENTS CO                   COM        784117103     8442   537368     SH         Sole               537368
SEI INVESTMENTS CO                   COM        784117103   126325  8041072     SH         Other     01, 02  8041072
STAPLES INC.                         COM        855030102      493    27500     SH         Sole                27500
SYSTEMAX INC.                        COM        871851101    13352  1239700     SH         Other     01, 02  1239700
TRACTOR SUPPLY CO.                   COM        892356106     2986    82631     SH         Sole                82631
TRACTOR SUPPLY CO.                   COM        892356106    24697   683359     SH         Other     01, 02   683359
U.S. AUTO PARTS NETWORK, INC.        COM        90343C100     1999  1438399     SH         Other     01, 02  1438399
W HOLDING COMPANY INC.               COM        929251106      237    23029     SH         Sole                23029
W HOLDING COMPANY INC.               COM        929251106     1520   147563     SH         Other     01, 02   147563
WORLD ACCEPTANCE CORP.               COM        981419104     3405   172338     SH         Sole               172338
WORLD ACCEPTANCE CORP.               COM        981419104    38863  1966741     SH         Other     01, 02  1966741